Commitments and Contingencies, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense
Rent expense	$ 166	$ 161	$ 153
Loss Contingency, Estimate
Accrual for legal proceedings and unasserted claims	$ 1
Maximum
Loss Contingency, Estimate
Accrual for legal proceedings and unasserted claims		$ 1